Commitments and Contingencies - Additional Information (Details) - USD ($)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 12, 2021	Jan. 19, 2021	Dec. 28, 2020	Jan. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Total net revenues					$ 5,000	$ 68,000	$ 17,000	$ 259,000	$ 259,000	$ 1,273,000
Audit committee findings									The primary investigative findings were: (i) the DABRA catheter frequently failed to calibrate and occasionally overheated, posing a risk of injury to physicians and patients; (ii) the Company’s explanations regarding its fourth quarter 2018 and first quarter 2019 sales created a risk of confusion because they did not explicitly reference inconsistent DABRA catheter performance and catheter failures; (iii) the Company failed to timely make at least two Medical Device Reports, or MDRs, to the FDA; (iv) the Company, out of a concern for the DABRA catheters’ performance, engaged in systematic efforts to replace product held by customers, which constituted product recalls, but were not documented as such, (v) the Company lack documentation of sufficient detail and specificity to support certain payments to physicians, ostensibly for training and consulting services, and as to three physicians did not accurately reflect the purpose and nature of approximately $300,000 of payments, which could be perceived as an improper attempt to obtain business or to gain special advantage, (vi) while the indication for use in the 510(k) clearance the Company obtained for the DABRA system is not for atherectomy, the Company’s salespeople were instructed to characterize DABRA as performing atherectomy and to encourage doctors to seek reimbursement using atherectomy codes, (vii) the Company’s determinations to direct potentially valuable benefits and opportunities to doctors were informed in part by sales prospects, and (viii) the Company received complaints regarding regulatory or compliance concerns that, because they implicated executive officers, should have been brought to the attention of the Board or the Audit Committee, but were not.
Payments to physicians that lack documentation of sufficient detail									$ 300,000
Retirement benefits, description									In January 2019, the Company established a defined contribution plan under Section 401(k) of the Internal Revenue Code (“401(k) Plan”) that the Company administers for participating employees’ contributions.
Defined contribution plan, description									All full-time employees are eligible under the 401(k) Plan. The Company will make contributions, based on a match of 100% of each employee’s contribution up to 3% and 50% of contributions between 3% and 5%, with the match-eligible contribution being limited to 4% of the employee’s eligible compensation.
Loss contingency, payments			$ 2,700,000
Settlement accrued expenses									$ 300,000
Employer matching contribution, maximum (percentage)				50.00%
Defined benefit contribution plan expense									300,000	$ 300,000
First Anniversary [Member]
Loss Contingencies [Line Items]
Maximum contribution per employee (percentage)				3.00%
Employer matching contribution, maximum (percentage)				100.00%
Third Anniversary [Member]
Loss Contingencies [Line Items]
Maximum contribution per employee (percentage)				4.00%
Maximum [Member] | Second Anniversary [Member]
Loss Contingencies [Line Items]
Maximum contribution per employee (percentage)				5.00%
Minimum [Member] | Second Anniversary [Member]
Loss Contingencies [Line Items]
Maximum contribution per employee (percentage)				3.00%
Settlement Agreement [Member]
Loss Contingencies [Line Items]
Settlement amount , year 2021			$ 500,000
Settlement year one			2021
Settlement amount , year 2022			$ 750,000
Settlement year two			2022
Settlement amount , year 2023			$ 1,000,000
Settlement year three			2023
Settlement amount , year 2024			$ 1,250,000
Settlement year four			2024
Business acquisition, settlement amount			$ 5,000,000
Business acquisition additional settlement percentage			4.00%
Business acquisition, transaction costs			$ 100,000,000
Business acquisition change In control payments			28,000,000
Settlement claim			56,000,000
Settlement expense			200,000
Litigation settlement amount, current									2,400,000
Litigation settlement, remaining amount									$ 100,000
Allegations description									(a) paid illegal remuneration to certain physicians to induce them to use the DABRA laser system in violation of the federal anti-kickback statute and (b) marketed the DABRA laser system for off-label use in atherectomy procedures despite product performance issues causing calibration and overheating problems, which posed a risk to physicians and patients (the “Covered Conduct”).
Settlement Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Total net revenues			10,000,000
Business acquisition change In control payments			28,000,000
Litigation settlement amount									$ 2,500,000
Settlement Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Business acquisition, transaction costs			$ 100,000,000
Integrity Agreement [Member]
Loss Contingencies [Line Items]
Agreement term									5 years
Subsequent Event
Loss Contingencies [Line Items]
Settlement provided for a payment to plaintiff class		$ 265,000
Securities Litigation | Subsequent Event
Loss Contingencies [Line Items]
Settlement provided for a payment to plaintiff class	$ 10,000,000.0
Expected amount contribute to settlement	$ 1,000,000.0